Restricted Cash (Tables)	12 Months Ended
Dec. 31, 2024
Cash and Cash Equivalents [Abstract]
Restricted cash (Table)

	December 31, 2024	December 31, 2023
Retention accounts	$20,724	$21,443
Restricted bank deposits/Drydock reserves	2,009	2,420
Cash collateral(*)	32,850	32,940
Total Current Restricted Cash	$55,583	$56,803

Cash collateral(*)	$47,755	$80,980
Guarantee deposits	11	21
Restricted bank deposits/Drydock reserves	2,900	3,769
Cash in custody	–	500
Total Non - Current Restricted Cash	50,666	85,270
Total Current and Non - Current Restricted Cash	$106,249	$142,073

(*)	Cash received in advance from charterers.